Performance Management	Oct. 31, 2025
FRANKLIN CONVERTIBLE SECURITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	33.01%
Worst Quarter:	2022, Q2	-14.03%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN CONVERTIBLE SECURITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA Convertibles Total Return Alternatives Index | Average Annual Return, Label [Optional Text]	ICE BofA Convertibles Total Return Alternatives Index
ICE BofA Convertibles Total Return Alternatives Index | Average Annual Return, Percent		18.07%	2.67%	9.59%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		7.30%	4.31%	11.48%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		4.26%	1.95%	8.93%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.27%	2.81%	8.56%
Class C | Average Annual Return, Percent		11.68%	4.71%	11.27%
Class R6 | Average Annual Return, Percent		13.88%	5.84%	12.49%
Advisor Class | Average Annual Return, Percent		13.83%	5.77%	12.39%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN CONVERTIBLE SECURITIES FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.03%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN EQUITY INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	14.19%
Worst Quarter:	2020, Q1	-22.73%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN EQUITY INCOME FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		10.53%	10.65%	10.51%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		8.03%	8.75%	8.88%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.92%	8.16%	8.23%
Class C | Average Annual Return, Percent		15.07%	11.07%	10.30%
Class R | Average Annual Return, Percent		16.66%	11.64%	10.87%
Class R6 | Average Annual Return, Percent		17.30%	12.28%	11.52%
Advisor Class | Average Annual Return, Percent		17.25%	12.20%	11.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN EQUITY INCOME FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Managed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index with characteristics relevant to the Fund and the Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index, which reflects the performance of 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025 and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	9.74%
Worst Quarter:	2020, Q1	-13.37%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin Managed Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index | Average Annual Return, Label [Optional Text]	Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index | Average Annual Return, Percent		9.54%	4.79%	6.67%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		4.21%	4.69%	6.39%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		2.56%	2.89%	4.67%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.74%	3.01%	4.45%
Class C | Average Annual Return, Percent		8.46%	5.08%	6.18%
Class R | Average Annual Return, Percent		10.00%	5.61%	6.71%
Class R6 | Average Annual Return, Percent		10.62%	6.21%	7.34%
Advisor Class | Average Annual Return, Percent		10.55%	6.15%	7.25%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Managed Income Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN FLOATING RATE DAILY ACCESS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q1	4.30%
Worst Quarter:	2020, Q1	-11.76%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN FLOATING RATE DAILY ACCESS FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Morningstar LSTA U.S. Leveraged Loan Index | Average Annual Return, Label [Optional Text]	Morningstar LSTA U.S. Leveraged Loan Index
Morningstar LSTA U.S. Leveraged Loan Index | Average Annual Return, Percent		5.90%	6.42%	5.83%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		1.96%	6.17%	4.34%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.14%)	3.30%	1.95%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.13%	3.49%	2.25%
Class C | Average Annual Return, Percent		2.85%	6.20%	4.15%
Class R6 | Average Annual Return, Percent		4.56%	6.97%	4.94%
Advisor Class | Average Annual Return, Percent		4.63%	6.91%	4.84%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN FLOATING RATE DAILY ACCESS FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.30%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN LOW DURATION TOTAL RETURN FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	6.09%
Worst Quarter:	2020, Q1	-6.45%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN LOW DURATION TOTAL RETURN FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government & Credit (1-3 Year) Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government & Credit (1-3 Year) Index
Bloomberg U.S. Government & Credit (1-3 Year) Index | Average Annual Return, Percent		5.35%	1.97%	2.09%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		2.87%	1.85%	2.12%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		1.10%	0.37%	0.83%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.68%	0.76%	1.05%
Class C | Average Annual Return, Percent		3.89%	1.92%	1.95%
Class R | Average Annual Return, Percent		5.03%	2.04%	2.09%
Class R6 | Average Annual Return, Percent		5.63%	2.64%	2.71%
Advisor Class | Average Annual Return, Percent		5.52%	2.53%	2.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN LOW DURATION TOTAL RETURN FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN TOTAL RETURN FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	7.30%
Worst Quarter:	2022, Q2	-6.91%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN TOTAL RETURN FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		2.92%	(1.31%)	1.35%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		1.18%	(2.64%)	0.12%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.70%	(1.56%)	0.50%
Class C | Average Annual Return, Percent		5.44%	(0.95%)	1.34%
Class R | Average Annual Return, Percent		6.70%	(0.80%)	1.50%
Class R6 | Average Annual Return, Percent		7.25%	(0.24%)	2.10%
Advisor Class | Average Annual Return, Percent		7.15%	(0.33%)	1.98%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN TOTAL RETURN FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	2.46%
Worst Quarter:	2020, Q1	-1.51%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government (1-3 Year) Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government (1-3 Year) Index
Bloomberg U.S. Government (1-3 Year) Index | Average Annual Return, Percent		5.17%	1.76%	1.84%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Label [Optional Text]	Return before taxes
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Percent		2.68%	1.64%	1.21%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | After Taxes on Distributions | Average Annual Return, Percent		0.77%	0.39%	0.13%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.56%	0.71%	0.45%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Percent		2.97%	1.80%	1.36%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Percent		3.72%	1.70%	1.04%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Percent		5.42%	2.41%	1.80%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | Average Annual Return, Percent		5.40%	2.35%	1.70%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.46%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Long Duration Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class R6 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class R6 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	8.21%
Worst Quarter:	2024, Q4	-6.15%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin Long Duration Credit Fund		12 Months Ended	28 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	6.08%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date			Aug. 22, 2023
Bloomberg U.S. Long Credit Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Long Credit Index
Bloomberg U.S. Long Credit Index | Average Annual Return, Percent		7.77%	7.10%	[1]
Bloomberg U.S. Long Credit Index | Performance Inception Date			Aug. 22, 2023
Class R6 | Average Annual Return, Label [Optional Text]	Return before taxes
Class R6 | Average Annual Return, Percent		7.32%	6.74%	[1]
Class R6 | Performance Inception Date			Aug. 22, 2023
Class R6 | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		4.94%	4.17%	[1]
Class R6 | After Taxes on Distributions | Performance Inception Date			Aug. 22, 2023
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.32%	4.07%	[1]
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date			Aug. 22, 2023
[1]	Since inception August 22, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Long Duration Credit Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.21%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.15%)
Lowest Quarterly Return, Date	Dec. 31, 2024